License Agreement with Related Party	12 Months Ended
Dec. 31, 2015
License Agreement with Related Party [Abstract]
License Agreement with Related Party

Note 5 - License Agreement with Related Party

The Company has entered into a 10-year, renewable, exclusive license with Magnolia Optical Technologies, Inc. (“Magnolia Optical”) on April 30, 2008 for the exclusive rights of the technology related to the application of Optical’s solar cell technology. Magnolia Optical shares common ownership with the Company.

The Company is amortizing the license fee of $356,500 over the 120 month term of the Agreement. Accumulated amortization as of December 31, 2015 and December 31, 2014 was $273,317 and $237,667, respectively. Amortization expense for each of the years ended December 31, 2015 and 2014 was $35,650, respectively. The Company’s management has determined that the fair value of the license exceeds the book value and thus no further impairment or amortization is necessary as of December 31, 2015 or December 31, 2014.